Fair Value Measurements (Tables)	5 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy of valuation techniques
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account:
U.S. Treasury Securities	$277,547,390	$—	$—
	$277,547,390	$—	$—